Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Segment Reporting [Abstract]
Summary of information by segment
	For the three months ended December 31, 2017
	Inland Transportation Management Services	Freight Logistics Services	Container Trucking Services	Bulk Cargo Container Services	Total
Revenues
- Related party	$555,246	$-	$-	$-	$555,246
- Third parties	$838,595	$3,596,323	$126,865	$103,452	$4,665,235
Total revenues	$1,393,841	$3,596,323	$126,865	$103,452	$5,220,481
Cost of revenues	$174,025	$3,108,195	$49,848	$43,810	$3,375,878
Gross profit	$1,219,816	$488,128	$77,017	$59,642	$1,844,603
Depreciation and amortization	$12,736	$476	$5,327	$-	$18,539
Total capital expenditures	$-	$2,721	$42,480	$-	$45,201

	For the three months ended December 31, 2016
	Inland Transportation Management Services	Freight Logistic Services	Container Trucking Services	Bulk Cargo Container Services	Total
Revenues
-Related party	$616,924	$-	$-	$-	$616,924
-Third parties	$834,679	$517,066	$159,879	$-	$1,511,624
Total revenues	$1,451,603	$517,066	$159,879	$-	$2,128,548
Cost of revenues	$87,800	$167,035	$95,961	$-	$350,796
Gross profit	$1,363,803	$350,031	$63,918	$-	$1,777,752
Depreciation and amortization	$6,695	$5,370	$-	$-	$12,065
Total capital expenditures	$45,466	$-	$-	$-	$45,466

	For the six months ended December 31, 2017
	Inland Transportation Management Services	Freight Logistics Services	Container Trucking Services	Bulk Cargo Container Services	Total
Revenues
- Related party	$1,120,406	$-	$-	$-	$1,120,406
- Third parties	$1,691,901	$6,600,212	$579,706	$608,267	$9,480,086
Total revenues	$2,812,307	$6,600,212	$579,706	$608,267	$10,600,492
Cost of revenues	$356,175	$5,828,108	$393,024	$464,489	$7,041,796
Gross profit	$2,456,132	$772,104	$186,682	$143,778	$3,558,696
Depreciation and amortization	$20,397	$951	$10,394	$-	$31,742
Total capital expenditures	$-	$7,798	$42,480	$-	$50,278

	For the six months ended December 31, 2016
	Inland Transportation Management Services	Freight Logistic Services	Container Trucking Services	Bulk Cargo Container Services	Total
Revenues
- Related party	$1,466,403	$-	$-	$-	$1,466,403
- Third parties	$1,470,935	$975,733	$159,879	$-	$2,606,547
Total revenues	$2,937,338	$975,733	$159,879	$-	$4,072,950
Cost of revenues	$191,801	$369,373	$95,961	$-	$657,135
Gross profit	$2,745,537	$606,360	$63,918	$-	$3,415,815
Depreciation and amortization	$14,667	$10,740	$-	$-	$25,407
Total capital expenditures	$45,466	$-	$-	$-	$45,466

	For the year ended June 30, 2017
	Shipping Agency and Ship Management Services	Shipping and Chartering Services	Inland Transportation Management Services	Freight Logistic Services	Container Trucking Services	Total
Revenues
- Related party	$-	$-	$2,746,423	$-	$-	$2,746,423
- Third parties	$-	$-	$3,012,177	$4,815,450	$871,563	$8,699,190
Cost of revenues	$-	$-	$620,259	$3,710,364	$649,968	$4,980,591
Gross profit	$-	$-	$5,138,341	$1,105,086	$221,595	$6,465,022
Depreciation and amortization	$-	$-	$27,857	$21,510	$-	$49,367
Total capital expenditures	$-	$-	$61,359	$1,053	$-	$62,412

	For the year ended June 30, 2016
	Shipping Agency and Ship Management Services	Shipping and Chartering Services	Inland Transportation Management Services	Total
Revenues
- Related party	$-	$-	$2,269,346	$2,269,346
- Third parties	$2,507,800	$462,218	$2,071,176	$5,041,194
Cost of revenues	$2,175,109	$212,510	$1,350,370	$3,737,989
Gross profit	$332,691	$249,708	$2,990,152	$3,572,551
Depreciation and amortization	$45,434	$1,410	$12,664	$59,508
Total capital expenditures	$13,537	$2,854	$15,268	$31,659

Schedule of segment reporting total assets
	December 31,	June 30,
	2017	2017
Total assets:
Inland Transportation Management Services	$18,219,884	$15,552,593
Freight Logistic Services	206,190	1,704,946
Container Trucking Services	1,100,081	558,482
Bulk Cargo Container Services	697,144	-
Total Assets	$20,223,299	$17,816,021

	June 30,	June 30,
	2017	2016
Total assets:
Shipping Agency and Ship Management Services	$-	$1,271,948
Shipping and Chartering Services	-	534,896
Inland Transportation Management Services	15,552,593	7,247,300
Freight Logistic Services	1,704,946	-
Container Trucking Services	558,482	-
Total Assets	$17,816,021	$9,054,144